Selling and marketing expenses (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Selling And Marketing Expenses
Schedule of Selling and Marketing expenses

	Three Months Ended 31 March
	2025	2024
	AUD$	AUD$
Professional fees	$14,517	$15,000
Advertising and marketing expenses	55,505	-
Total selling and marketing expenses	$70,022	$15,000

	Nine Months Ended 31 March
	2025	2024
	AUD$	AUD$
Professional fees	$102,267	$82,500
Bad debts	4,513	142,000
Advertising and marketing expenses	247,776	45,705
Total selling and marketing expenses	$354,556	$270,205

	Year Ended June 30,
	2024	2023

Professional fees	$327,309	$-
Advertising and marketing expenses	85,227	-
Total selling and marketing expenses	$412,536	$-